Note 15 - Acquired Intangible Assets, Net - Acquired Intangible Assets (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Impairment of Intangible Assets Not Subject to Amortization	$ (250,360)	$ 0	$ 0
Accumulated Amortization of Intangible Assets Subject to Amortization	(610,931)	(1,130,988)		$ (610,931)
Disposal of Intangible Assets Subject to Amortization		(3,149,842)
	2,400,825	8,268,235		2,400,825
	(250,360)	(1,802,125)	$ 0	(250,360)
		(3,149,842)
	1,539,534	2,185,280		1,539,534
Completed Technology [Member]
Gross Carrying Amount of Intangible Assets Subject to Amortization		68,639
Accumulated Amortization of Intangible Assets Subject to Amortization		(27,187)
Impairment of Intangible Assets Subject to Amortization		(41,452)
Disposal of Intangible Assets Subject to Amortization
Net Carrying Amount of Intangible Assets Subject to Amortization
Customer Relationships [Member]
Gross Carrying Amount of Intangible Assets Subject to Amortization	1,184,243	1,256,741		1,184,243
Accumulated Amortization of Intangible Assets Subject to Amortization	(610,931)	(362,522)		(610,931)
Impairment of Intangible Assets Subject to Amortization
Disposal of Intangible Assets Subject to Amortization
Net Carrying Amount of Intangible Assets Subject to Amortization	573,312	894,219		573,312
Securities Consulting License And Related Trademarks [Member]
Gross Carrying Amount of Intangible Assets Subject to Amortization		5,570,082
Accumulated Amortization of Intangible Assets Subject to Amortization		(741,279)
Impairment of Intangible Assets Subject to Amortization		(1,760,673)
Disposal of Intangible Assets Subject to Amortization		(3,068,130)
Net Carrying Amount of Intangible Assets Subject to Amortization
Commodity Trading Right [Member]
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	1,216,582	1,372,773		1,216,582
Impairment of Intangible Assets Not Subject to Amortization	(250,360)			(250,360)
Disposal of Intangible Assets Not Subject to Amortization		(81,712)
Net Carrying Amount of Intangible Assets Not Subject to Amortization	$ 966,222	$ 1,291,061		$ 966,222